Basis of Preparation and Material Accounting Policies - Summary of Company's Corporates Structure (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
ELEB Equipamentos Ltda. [member] | Brazil [member]
Disclosure of subsidiaries [line items]
Interest Embraer	100.00%	100.00%
Country	Brazil
Core activities	Sale of hydraulic and mechanical equipment for the aviation industry
Embraer Aircraft Holding, Inc. [Member] | USA [member]
Disclosure of subsidiaries [line items]
Interest Embraer	100.00%	100.00%
Country	USA
Core activities	Concentrates corporate activities in the USA
Embraer Aviation International EAI [member] | France [member]
Disclosure of subsidiaries [line items]
Interest Embraer	100.00%	100.00%
Country	France
Core activities	Sale of parts and after sale services in Europe, Africa and the Middle East
Embraer Defesa e Segurança Participações S.A [member] | Brazil [member]
Disclosure of subsidiaries [line items]
Interest Embraer	100.00%	100.00%
Country	Brazil
Core activities	Coordinates investments in the Defense & Security segments
Embraer GPX Ltda. [member] | Brazil [member]
Disclosure of subsidiaries [line items]
Interest Embraer	100.00%	100.00%
Country	Brazil
Core activities	No operations
Embraer Netherlands B.V. [member] | Netherlands [member]
Disclosure of subsidiaries [line items]
Interest Embraer	100.00%	100.00%
Country	Netherlands
Core activities	Concentrates corporate activities in Europe for leasing and selling used aircraft
Embraer Netherlands Finance B.V. [member] | Netherlands [member]
Disclosure of subsidiaries [line items]
Interest Embraer	100.00%	100.00%
Country	Netherlands
Core activities	Financial operations raising and investing funds of the Embraer Group
Embraer Overseas Ltd. [member] | Cayman Islands [member]
Disclosure of subsidiaries [line items]
Interest Embraer	100.00%	100.00%
Country	Cayman Islands
Core activities	Financial operations raising and investing funds of the Embraer Group
Embraer Spain Holding Co. SL [member] | Spain [member]
Disclosure of subsidiaries [line items]
Interest Embraer	100.00%	100.00%
Country	Spain
Core activities	Concentrates corporate activities abroad
Fundo de Investimento em Participações Embraer Ventures [member] | Brazil [member]
Disclosure of subsidiaries [line items]
Interest Embraer	100.00%	100.00%
Country	Brazil
Core activities	Exclusive fund created with the objective of technological and financial aggregation based on investment and support to small and medium-sized companies focused on disruptive innovation in areas related to the A&D sector.
Airholding S.A. [member] | Portugal [member]
Disclosure of subsidiaries [line items]
Interest Embraer	100.00%	100.00%
Country	Portugal
Core activities	Coordinates investments in subsidiaries in Portugal
Yaborã Indústria Aeronáutica S.A. [member] | Brazil [member]
Disclosure of subsidiaries [line items]
Interest Embraer	100.00%	100.00%
Country	Brazil
Core activities	No operations
Atech Negocios em Tecnologias S.A. [member] | Brazil [member]
Disclosure of subsidiaries [line items]
Interest Embraer	100.00%	100.00%
Country	Brazil
Core activities	Development and control, communications, computer and intelligence services
Coqueiro Par Participações Ltda. ("Coqueiro") [member] | Brazil [member]
Disclosure of subsidiaries [line items]
Interest Embraer	100.00%	0.00%
Country	Brazil
Core activities	Participation in other companies.
ECC Investment Switzerland AG [member] | Switzerland [member]
Disclosure of subsidiaries [line items]
Interest Embraer	100.00%	100.00%
Country	Switzerland
Core activities	Coordinates investments in subsidiaries abroad
Embraer (China) Aircraft Technical Services Co. Ltd. [member] | China [member]
Disclosure of subsidiaries [line items]
Interest Embraer	100.00%	100.00%
Country	China
Core activities	Sale of spare parts and support services in China
Embraer Aircraft Customer Services, LLC [member] | USA [member]
Disclosure of subsidiaries [line items]
Interest Embraer	100.00%	100.00%
Country	USA
Core activities	Sale of spare parts and support services in North America and the Caribbean
Embraer Aircraft Maintenance Services, LLC [member] | USA [member]
Disclosure of subsidiaries [line items]
Interest Embraer	100.00%	100.00%
Country	USA
Core activities	Maintenance of aircraft and components
Embraer Asia Pacific PTE. Ltd. [member] | Singapore [member]
Disclosure of subsidiaries [line items]
Interest Embraer	100.00%	100.00%
Country	Singapore
Core activities	Sale of spare parts and support services in Asia
Embraer Business Innovation Center, Inc. [member] | USA [member]
Disclosure of subsidiaries [line items]
Interest Embraer	100.00%	100.00%
Country	USA
Core activities	R&D of technological innovations in the aerospace sector and related areas
Embraer CAE Training Services (NL) B.V. [Member] | Netherlands [member]
Disclosure of subsidiaries [line items]
Interest Embraer	51.00%	51.00%
Country	Netherlands
Core activities	Pilot, mechanic and crew training
Embraer CAE Training Services (U.K.) Limited [member] | United Kingdom [Member]
Disclosure of subsidiaries [line items]
Interest Embraer	51.00%	51.00%
Country	UnitedKingdon
Core activities	Pilot, mechanic and crew training
Embraer CAE Training Services, LLC [member] | USA [member]
Disclosure of subsidiaries [line items]
Interest Embraer	51.00%	51.00%
Country	USA
Core activities	Pilot, mechanic and crew training
Embraer Defense and Security, Inc. [member] | USA [member]
Disclosure of subsidiaries [line items]
Interest Embraer	100.00%	100.00%
Country	USA
Core activities	Supply of Super Tucano aircraft to the American Air Force (LAS)
Embraer Engineering & Technology Center USA, Inc. [member] | USA [member]
Disclosure of subsidiaries [line items]
Interest Embraer	100.00%	100.00%
Country	USA
Core activities	Engineering services related to aircraft research and development
Embraer Executive Aircraft, Inc. [member] | USA [member]
Disclosure of subsidiaries [line items]
Interest Embraer	100.00%	100.00%
Country	USA
Core activities	Final assembly and delivery of executive jets
Embraer Executive Jet Services, LLC [member] | USA [member]
Disclosure of subsidiaries [line items]
Interest Embraer	100.00%	100.00%
Country	USA
Core activities	After sale support and aircraft maintenance
Embraer Finance Ltd. [member] | Cayman Islands [member]
Disclosure of subsidiaries [line items]
Interest Embraer	100.00%	100.00%
Country	Cayman Islands
Core activities	Support to the Company in structuring specific operations
Embraer Portugal S.A. [member] | Portugal [member]
Disclosure of subsidiaries [line items]
Interest Embraer	100.00%	100.00%
Country	Portugal
Core activities	Coordinates investments and economic activities in subsidiaries in Portugal
Eve Holding, Inc. ("Eve Holding") [member] | USA [member]
Disclosure of subsidiaries [line items]
Interest Embraer	83.70%	89.40%
Country	USA
Core activities	Publicly held company, with shares traded on the NYSE, which owns the full interest of EVE UAM, LLC.
Eve Soluções de Mobilidade Aérea Urbana Ltda. [Member] | Brazil [member]
Disclosure of subsidiaries [line items]
Interest Embraer	83.70%	89.40%
Country	Brazil
Core activities	Eve subsidiary with operations in Brazil.
Eve UAM, LLC. [Member] | USA [member]
Disclosure of subsidiaries [line items]
Interest Embraer	83.70%	89.40%
Country	USA
Core activities	Development, design, manufacture, marketing, certification and support of aircraft and urban air traffic management solutions related to urban air mobility.
EZS Informatica SA [Member] | Brazil [member]
Disclosure of subsidiaries [line items]
Interest Embraer	100.00%	76.60%
Country	Brazil
Core activities	Retail trade of computer products, maintenance, repair and related services
OGMA - Industria Aeronautica de Portugal S.A. [member] | Portugal [member]
Disclosure of subsidiaries [line items]
Interest Embraer	65.00%	65.00%
Country	Portugal
Core activities	Aviation maintenance and production
Tempest Security Intelligence Limited [Member] | United Kingdom [Member]
Disclosure of subsidiaries [line items]
Interest Embraer	100.00%	76.60%
Country	UnitedKingdon
Core activities	Retail trade of computer products, maintenance, repair and related services
Tempest Servicos de Informatica S.A. ("Tempest") [Member] | Brazil [member]
Disclosure of subsidiaries [line items]
Interest Embraer	100.00%	76.60%
Country	Brazil
Core activities	Research, development and services in the areas of Information Technology, Information Security and Intelligence
Visiona Internacional B.V. [member] | Netherlands [member]
Disclosure of subsidiaries [line items]
Interest Embraer	51.00%	51.00%
Country	Netherlands
Core activities	International subsidiary of Visiona
Visiona Tecnologia Espacial S.A. [member] | Brazil [member]
Disclosure of subsidiaries [line items]
Interest Embraer	51.00%	51.00%
Country	Brazil
Core activities	Supply and development of satellite solutions
EZ Air Interior Limited [member] | Ireland [member]
Disclosure of subsidiaries [line items]
Interest Embraer	50.00%	50.00%
Country	Ireland
Core activities	Fabrication of interiors for commercial aircraft